Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Interest income
Debt securities	$ 16,108	$ 11,781		$ 9,253
Loans held for sale	363	513		865
Loans	57,155	37,715		28,634
Equity securities	682	707		608
Other interest income	10,810	3,308		334
Total interest income	85,118	54,024		39,694
Interest expense
Deposits	16,503	2,349		388
Short-term borrowings	3,848	582		(41)
Long-term debt	11,572	5,505		3,173
Other interest expense	820	638		395
Total interest expense	32,743	9,074		3,915
Net interest income	52,375	44,950		35,779
Noninterest income
Deposit and lending-related fees	6,140	6,713		6,920
Card fees	4,256	4,355		4,175
Mortgage banking	829	1,383		4,956
Net gains (losses) from trading and securities	4,368	1,461		7,264
Other	1,935	2,821	[1]	4,408	[1]
Total noninterest income	30,222	29,418		43,387
Total revenue	82,597	74,368		79,166
Provision for credit losses	5,399	1,534		(4,155)
Noninterest expense
Personnel	35,829	34,340		35,541
Technology, telecommunications and equipment	3,920	3,375		3,227
Occupancy	2,884	2,881		2,968
Operating losses	1,183	6,984		1,568
Professional and outside services	5,085	5,188		5,723
Advertising and promotion	812	505		600
Other	5,849	3,932	[1]	4,131	[1]
Total noninterest expense	55,562	57,205		53,758
Income (loss) before income tax expense	21,636	15,629		29,563
Income tax expense (benefit)	2,607	2,251	[1]	5,764	[1]
Net income (loss) before noncontrolling interests	19,029	13,378	[2],[3]	23,799	[2],[3]
Net income (loss) from noncontrolling interests	(113)	(299)		1,690
Wells Fargo net income (loss)	19,142	13,677	[1]	22,109	[1]
Preferred stock dividends and other	1,160	1,115		1,291
Wells Fargo net income (loss) applicable to common stock	$ 17,982	$ 12,562		$ 20,818
Per share information
Earnings per common share (in dollars per share)	$ 4.88	$ 3.30		$ 5.13
Diluted earnings per common share (in dollars per share)	$ 4.83	$ 3.27		$ 5.08
Average common shares outstanding (in shares)	3,688.3	3,805.2		4,061.9
Diluted average common shares outstanding (in shares)	3,720.4	3,837.0		4,096.2
Investment advisory and other asset-based fees [Member]
Noninterest income
Fee income	$ 8,670	$ 9,004		$ 11,011
Commissions and brokerage services fees [Member]
Noninterest income
Fee income	2,375	2,242		2,299
Investment banking fees [Member]
Noninterest income
Fee income	$ 1,649	$ 1,439		$ 2,354

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).